Taxation - Schedule of Tax Payable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Corporate income tax payable		$ 423,563	$ 758,136
Value added tax payable		548,276	2,938
Other surtaxes payable		14,356	37,925
Total tax payable	$ 946,930	$ 986,195	$ 798,999